Schedule of reconciliation of income tax rate (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Net income/(loss) before income taxes	$ (188)	$ (248)	$ 183
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate		$ (42)	$ 31
Tax effect on non-deductible expenses			7
Tax effect on non-taxable income			(9)
Corporate tax exemption		5	(17)
Corporate tax rebate			(12)
Unrecognized deferred tax asset		37
Total tax provision